Vessel Revenue, net and Voyage Expenses	6 Months Ended
Jun. 30, 2023
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel Revenue, net and Voyage Expenses
11.	Vessel Revenue, net and Voyage Expenses:

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2023 and from inception (January 20, 2022) to June 30, 2022:

	June 30, 2023	From January 20, 2022 to June 30, 2022
Vessel revenues from time charters, net of commissions	12,832	-
Total	12,832	-

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
Accounts receivable trade, net from spot charters	-	2
Accounts receivable trade, net from time charters	551	777
Total	551	779

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. Deferred revenue as of June 30, 2023 and December 31, 2022 was $216 and $1,027 and relates entirely to ASC 842.

Charterers individually accounting for more than 10% of revenues for the six-month periods ended June 30, 2023 and for the period from inception (January 20, 2022) through June 30, 2022:

Customer	2023	2022
A	33%	-
B	26%	-
C	15%	-
D	10%	-
Total	84%	-

Voyage Expenses

The following table presents the Company’s statement of operations’ figures derived from time charters and for unfixed periods for the period from for the six-month periods ended June 30, 2023 and for the period from inception (January 20, 2022) through June 30, 2022:

	June 30, 2023	From January 20, 2022 to June 30, 2022
Voyage expenses from time charters	669	-
Voyage expenses for unfixed periods	480	-
Total	1,149	-